1095 Avenue of the Americas New York, New York 10036 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
Michael M. Piri michael.piri@dechert.com +1 212 641 5674 Direct

August 15, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Stone Point Credit Income Fund

Ladies and Gentlemen:

Please find enclosed for filing on behalf of Stone Point Credit Income Fund (the “Fund”), an externally managed, non-diversified closed-end management investment company that intends to elect to be treated as a business development company under the Investment Company Act of 1940, as amended, the Fund’s initial Registration Statement on Form 10.

If you have any questions relating to this filing, please do not hesitate to contact the undersigned at 212.641.5674.

Sincerely,

/s/ Michael M. Piri
Michael M. Piri